Unearned Revennue - Schedule of Contract Liability (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Contract Liability [Abstract]
Balance, beginning of period	$ 150,088	$ 49,239	$ 609,175
Received during the period, amount excluding VAT	40,459,418	70,360,822	23,503,024
Transferred to revenue	(39,990,669)	(70,259,771)	(23,975,867)
Effect of foreign currency translation	3,183	(202)	(87,093)
Balance, end of period	$ 622,020	$ 150,088	$ 49,239